Intangible assets, net	12 Months Ended
Dec. 31, 2011
Intangible assets, net
Intangible assets, net

11.       Intangible assets, net

Intangible assets, net, consisted of the following:

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2010
Technical know-how	9,000	(6,375)	2,625
Purchased software and others	15,482	(3,775)	11,707
	24,482	(10,150)	14,332

As of December 31, 2011
Technical know-how	9,000	(7,500)	1,500
Customer relationship	3,191	(53)	3,138
Purchased software and others	15,678	(6,566)	9,112
	27,869	(14,119)	13,750

Amortization expense was RMB 2,125, RMB 3,645 and RMB 3,969 for the years ended December 31, 2009, 2010 and 2011, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

Amortization expense of the existing technical know-how, customer relationship and purchased software for each of the next five years will be approximately RMB 2,376.